Called up share capital (Details) £ / shares in Units, € in Millions, £ in Millions		1 Months Ended	12 Months Ended
	Mar. 05, 2019 GBP (£) shares	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2022 £ / shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance | €			€ 4,797
Ending balance | €		€ 4,797	€ 4,797	€ 4,797
Reissue of treasury shares		1,427,000,000
2 year maturity date in 2021
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Subordinated mandatory convertible bonds | £	£ 1,720
3 year maturity date due in 2022
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Subordinated mandatory convertible bonds | £	£ 1,720
Tranche 1
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Bonds are convertible to ordinary shares	1,426,793,872
Ordinary shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance (in shares)			28,816,835,778	28,815,914,978
Allotted during the year (in shares)			792,090	920,800
Ending balance (in shares)		28,816,835,778	28,817,627,868	28,816,835,778
Beginning balance | €			€ 4,797	€ 4,797
Ending balance | €		€ 4,797	€ 4,797	€ 4,797
Number of treasury shares held		592,642,309	447,576,522	592,642,309
Nominal value of treasury shares | €		€ 99	€ 75	€ 99
Market value of treasury shares | €		€ 918	€ 661	€ 918
Reissue of treasury shares			68,306,442	63,830,400
Ordinary shares | Tranche 2
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Reissue of treasury shares			1,518,629,693
7% cumulative fixed rate shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance (in shares)			50,000
Ending balance (in shares)		50,000	50,000	50,000
Par value per share | £ / shares					£ 1